Financial instruments and fair value disclosures (Details) - Financial assets at amortised cost - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of financial assets [line items]
Carrying value	$ 87,022,380	$ 410,437	$ 5,110,046
Fair value	87,022,380	410,437	5,110,046
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying value	86,965,789	194,602	4,226,524
Fair value	86,965,789	194,602	4,226,524
Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	56,591	215,835	883,522
Fair value	$ 56,591	$ 215,835	$ 883,522